                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      S Squared Technology, LLC
Address:   515 Madison Avenue
           New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seymour L. Goldblatt
Title:   Managing Member
Phone:   212-421-2155

Signature, Place, and Date of Signing:


/s/ Seymour L. Goldblatt            New York, New York       February 13, 2007
---------------------------------   ----------------------   -----------------
[Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Partners, L.P. (SEC. File No. 801-66022) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.] NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:                 2

Form 13F Information Table Entry Total:          133

Form 13F Information Table Value Total:   $1,252,172
                                          (thousands)

List of Other Included Managers:   S Squared Capital II Management, LLC
                                   S Squared Technology Partners, L.P.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC
02 - S Squared Technology Partners, L.P.

                                    FORM 13F

Page 1 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  (SEC USE ONLY)

           COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5             COLUMN 6       COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT DISCRETION
                                                                                       (B)
                                                                                     SHARED-
                                                                                       AS
                                                                                     DEFINED
                                                                                        IN     (C)                VOTING AUTHORITY
                               TITLE OF              VALUE    SHRS OR  SH/ PUT/ (A)   INSTR. SHARED-    OTHER     (A)      (B)   (C)
        NAME OF ISSUER          CLASS      CUSIP   [x$1000]   PRN AMT  PRN CALL SOLE    V      OTHER  MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
@ROAD INC                            COM 04648k105     4,841   663,090 SH               X                 02     663,090
A D C TELECOMMUNICATN INC.           COM 000886309     9,763   671,900 SH               X                 01     671,900
ACCENTURE LTD CL A                   COM G1150G111     9,702   262,700 SH               X                 01     262,700
ADVANCED ANALOGIC TECH               COM 00752j108     7,047 1,307,500 SH               X                 02   1,307,500
ADVANCED MICRO DEVICES               COM 077903107    24,526 1,205,200 SH               X                 01   1,205,200
ALTIRIS INC.                         COM 02148M100    12,345   486,400 SH               X                 02     486,400
ALVARION LTD                         COM m0861t100     1,680   250,000 SH               X                 02     250,000
AMICAS INC                           COM 001712108     3,023 1,028,300 SH               X                 02   1,028,300
ANDREW CORP                          COM 034425108    31,679 3,096,700 SH               X                 01   3,096,700
ARDENT ACQUISITION CORP              COM 03979e100       819   150,000 SH               X                 02     150,000
ARENA PHARMACEUTICALS                COM 040047102     2,233   173,000 SH               X                 02     173,000
ARIBA                                COM 04033V104     3,251   420,000 SH               X                 02     420,000
ASPEN TECHNOLOGY INC                 COM 045327103     4,032   365,900 SH         X                              365,900
AUTOBYTEL INC                        COM 05275n106     4,406 1,258,800 sh               X                 02   1,258,800
BEA SYS INC                          COM 073325102     1,589   126,300 SH         X                              126,300
BELL MICROPRODUCTS, INC.             COM 078137106     6,332   898,200 SH               X                 02     898,200
BMC SOFTWARE INC                     COM 055921100    14,220   441,600 SH               X                 01     441,600
BORLAND SOFTWARE                     COM 099849101    28,310 5,204,100 SH               X               01,02  5,204,100
BSQUARE CORP                         COM 11776U102     4,295 1,507,100 SH               X                 02   1,507,100
BUSINESS OBJECTS                     ADR 12328X107    51,967 1,317,300 SH               X                 01   1,317,300
CALIFORNIA MICRO DEVICES CORP        COM 130439102     5,405 1,234,100 SH               X                 02   1,234,100
CALLIDUS SOFTWARE                    COM 13123E500     7,765 1,232,500 SH               X                 02   1,232,500
CALLWAVE INC                         COM 13126N101       246    91,300 SH               X                 02      91,300
CELESTICA INC SUB VTG SHS            COM 15101Q108     6,927   887,000 SH               X                 01     887,000
CHIPMOS TECHNOLOGIES                 COM G2110R106     4,169   614,000 SH               X                 02     614,000
CHORDIANT SOFTWARE INC               COM 170404107       266    80,500 SH               X                 02      80,500
CITRIX SYS INC                       COM 177376100     4,314   159,500 SH         X                              159,500
COGNIZANT TECHNOLOGY
   SOLUTIONS                         COM 192446102     8,248   106,900 SH               X                 01     106,900
COGNOS INC.                          COM 19244C109    56,603 1,333,100 SH               X                 01   1,333,100
COMPUTER TASK GROUP                  COM 205477102     3,002   632,100 SH               X                 01     632,100
COMPUWARE CORP                       COM 205638109    20,479 2,458,500 SH               X                 01   2,458,500
COMVERSE TECHNOLOGY INC              COM 205862402     4,845   229,500 SH               X                 01     229,500
COREL CORP.                          COM 21869X103     7,499   555,100 SH               X                 02     555,100
CORNING INC                          COM 219350105    12,947    692,00 SH               X                 01     692,000
CURAGEN CORP                         COM 23126R101     2,423   526,700 SH               X                 02     526,700
CYPRESS SEMICONDUCTOR                COM 232806109    34,481 2,043,900 SH               X                 01   2,043,900
DIGITAL RIV INC                      COM 25388B104    66,385 1,189,900 SH               X                 01   1,189,900

                                    FORM 13F

Page 2 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  (SEC USE ONLY)

           COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5             COLUMN 6      COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT DISCRETION
                                                                                       (B)
                                                                                     SHARED-
                                                                                       AS
                                                                                     DEFINED
                                                                                        IN     (C)                VOTING AUTHORITY
                               TITLE OF              VALUE    SHRS OR  SH/ PUT/ (A)   INSTR. SHARED-    OTHER     (A)      (B)   (C)
        NAME OF ISSUER          CLASS      CUSIP   [x$1000]   PRN AMT  PRN CALL SOLE    V      OTHER  MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
DOT HILL SYS                         COM 25848T109     6,980 1,776,100 SH               X                 02   1,776,100
EARTHLINK INC                        COM 270321102    16,478 2,320,800 SH               X                 01   2,320,800
EFJ INC                              COM 26843B101     4,556   675,000 SH               X                 02     675,000
ELECTRIC ARTS                        COM 285512109     5,076   113,300 SH         X                              113,300
ELOYALTY CORP                        COM 290151307    15,099   805,268 SH               X               01,02    805,268
EMBARCADERO TECH INC                 COM 290787100    18,075 2,953,400 SH               X                 02   2,953,400
EMKOR CORP                           COM 290846104       691   125,000 SH               X                 02     125,000
COLUMN TOTAL                                         539,019
ENREV CORP PRIV PL SERIES A          COM                   0    86,226 SH               X                 01      86,226
ENZON PHARMACEUTICLS                 COM 293904108     4,468   525,000 SH               X                 02     525,000
EPICOR SOFTWARE CORP                 COM 29426L108     4,955   366,800 SH         X                              366,800
FOUNDRY NETWORKS INC                 COM 35063R100     5,982   399,300 SH               X                 01     399,300
GENZYME CORP                         COM 372917104     1,256    20,400 SH         X                               20,400
HANA BIOSCIENCES INC.                COM 40963P105     3,056   479,800 SH               X                 02     479,800
HARRIS INTERACTIVE                   COM 414549105     6,340 1,258,000 SH               X               01,02  1,258,000
HEALTHSOUTH                          COM 421924101     7,662   338,260 SH               X                 01     338,260
HOSPIRA INC                          COM 441060100     5,991   178,400 SH               X                 01     178,400
IKANOS COMMUNICATIONS                COM 45173E105     3,346   385,000 SH               X                 02     385,000
INDUS INTL INC                       COM 45578L100    11,355 2,996,100 SH               X               01,02  2,996,100
INFOCROSSING                         COM 45664X109    10,055   616,900 SH               X                 02     616,900
INFORMATICA CORP                     COM 45666Q102    31,621 2,589,800 SH               X                 01   2,589,800
INFOSPACE COM INC                    COM 45678T201    22,280 1,086,300 SH               X               01,02  1,086,300
INPUT OUTPUT INC                     COM 457652105       341    25,000 SH               X                 02      25,000
INTEGRATED SILIC SOLTN               COM 45812P107     4,338   754,500 SH         X                              754,500
INTERSIL HLDG CORP CL A              COM 46069S109    21,779   910,500 SH               X                 01    910,5002
INTERVOICE-BRITE INC                 COM 461142101     3,296   430,300 SH               X                 02     430,300
INTL RECTIFIER CORP                  COM 460254105    19,735   512,200 SH               X                 01     512,200
INTRAWAREINC                         COM 46118M509        65    10,000 SH               X                 02      10,000
ITHAKA ACQUISITION CORP              COM 465707206     2,080   325,000 SH               X                 02     325,000
IXIA                                 COM 45071R109    13,574 1,414,000 SH               X                 02   1,414,000
KBL HEALTHCARE ACQUISITION
   COR                               COM 48241R207     1,675   250,000 SH         X                              250,000
KEYNOTE SYS INC                      COM 493308100    15,015 1,416,500 SH               X                 02   1,416,500
KOSAN BIOSCIENCES                    COM 50064W107     2,337   421,000 SH               X                 02     421,000
L.G. PHILLIPS LCD                    ADR 50186v102    11,905   790,000 SH               X                 01     790,000
LATTICE SEMICONDUCTOR                COM 518415104     1,582   244,100 SH               X                 01     244,100
LAWSON SOFTWARE INC                  COM 520780107       883   119,500 SH         X                              119,500
LEADIS TECHNOLOGY INC                COM 52171N103     3,391   723,000 SH               X                 02     723,000

                                    FORM 13F

Page 3 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  (SEC USE ONLY)

           COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5             COLUMN 6      COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT DISCRETION
                                                                                       (B)
                                                                                     SHARED-
                                                                                       AS
                                                                                     DEFINED
                                                                                        IN     (C)                VOTING AUTHORITY
                               TITLE OF              VALUE    SHRS OR  SH/ PUT/ (A)   INSTR. SHARED-    OTHER     (A)      (B)   (C)
        NAME OF ISSUER          CLASS      CUSIP   [x$1000]   PRN AMT  PRN CALL SOLE    V      OTHER  MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
LOOKSMART LTD                        COM 543442503     6,695 1,500,340 SH               X                 02   1,500,340
MARVELL TECH GROUP LTD ORD           COM G5876H105     8,699   453,300 SH               X                 01     453,300
MEDICINES CO                         COM 584688105     1,865    58,800 SH         X                               58,800
MEDIMMUNE INC                        COM 584699102     6,001   185,400 SH               X                 01     185,400
MERIX CORP                           COM 590049102     1,858   200,000 SH               X                 02     200,000
MICRON TECHNOLOGY INC                COM 595112103    33,137 2,373,700 SH               X                 01   2,373,700
MICROSEMI CORP                       COM 595137100    17,679   899,700 SH               X                 01     899,700
MINDSPEED TECHNOLOGIES               COM 602682106        95    50,000 SH               X                 02      50,000
MOTIVE INC                           COM 61980V107     9,141 2,525,200 SH               X                 02   2,525,200
MSC.SOFTWARE                         COM 553531104    19,185 1,259,700 SH               X               01,02  1,259,700
NATIONAL SEMICONDUCTOR               COM 637640103    11,030   485,900 SH               X                 01     485,900
NEUSTAR INC                          COM 64126X201    14,507   447,200 SH               X                 01     447,200
NITROMED                             COM 654798503       745   304,000 SH               X                 02     304,000
NORTHSTAR NEUROSCIENCE, INC          COM 66704V101     2,343   162,900 SH               X                 02     162,900
NOVELL INC                           COM 670006105     5,145   829,900 SH               X                 01     829,900
COLUMN TOTAL                                         358,488
O2 MICRO INTERNATIONAL               ADR G6797E106    10,355 1,211,100 SH               X                 02   1,211,100
OMNIVISION TECHNOLOGIES              COM 682128103    10,237   750,000 SH               X                 01     750,000
OPENWAVE SYS INC                     COM 683718308    50,487 5,469,900 SH               X               01,02  5,469,900
PACKETEER INC                        COM 695210104     1,428   105,000 SH               X                 02     105,000
PEGASYSTEMS INC                      COM 705573103     3,618   366,600 SH               X                 02     366,600
PHOTON DYNAMICS                      COM 719364101     6,079   520,000 SH               X                 02     520,000
PHOTRONICS INC                       COM 719405102    14,815   906,700 SH               X                 01     906,700
PMC-SIERRA INC                       COM 69344F106     5,712   851,200 SH               X                 01     851,200
POWERWAVE TECHNOLOGIES               COM 739363109    28,436 4,408,700 SH               X                 01   4,408,700
PRESSTEK INC                         COM 741113104     4,427   696,000 SH               X                 02     696,000
QUANTUM CORP - DLT & STORAGE
   SYS                               COM 747906204     2,900 1,250,000 SH               X                 02   1,250,000
QUEST SOFTWARE INC                   COM 74834T103     4,815   328,700 SH               X                 01     328,700
QUOVADX INC.                         COM 74913K106     4,911 1,741,600 SH               X                 02   1,741,600
RADVISION INC                        COM M81869105     6,922   344,700 SH               X                 02     344,700
RADWARE, LTD                         COM IL0010834     6,277   395,000 SH               X                 02     395,000
RED HAT INC                          COM 756577102       879    38,200 SH         X                               38,200
RIGHTNOW TECHNOLOGIES INC            COM 76657R106     9,146   531,100 SH               X                 02     531,100
RIVERSTONE NETWORKS                  COM 769320102       490 8,160,250 SH               X               01,02  8,160,250
S1 CORPORATION                       COM 78463B101     3,592   651,974 SH               X               01,02    651,974
SAFENET NET                          COM 78645R107    20,500   856,300 SH               X               01,02    856,300
SAPIENT CORP                         COM 803062108     5,874 1,070,000 SH               X                 02   1,070,000

                                    FORM 13F

Page 4 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  (SEC USE ONLY)

           COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5             COLUMN 6      COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT DISCRETION
                                                                                       (B)
                                                                                     SHARED-
                                                                                       AS
                                                                                     DEFINED
                                                                                        IN     (C)                VOTING AUTHORITY
                               TITLE OF              VALUE    SHRS OR  SH/ PUT/ (A)   INSTR. SHARED-    OTHER     (A)      (B)   (C)
        NAME OF ISSUER          CLASS      CUSIP   [x$1000]   PRN AMT  PRN CALL SOLE    V      OTHER  MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
SCOPUS VIDEO NETWORKS                COM M8260H106     3,099   729,100 SH               X                 02     729,100
SONIC SOLUTIONS                      COM 835460106    16,236   996,100 SH               X               01,02    996,100
SPANSION INC                         COM 84649R101    21,076 1,418,300 SH               X                 01   1,418,300
ST JUDE MED INC                      COM 790849103    18,730   512,300 SH               X                 01     512,300
SYMMETRICOM                          COM 871543104     7,944   890,600 SH               X                 02     890,600
TALEO CORP                           COM 87424N104     3,562   260,600 SH               X                 02     260,600
TELECOMMUNICATIONS SYS CL A          COM 87929J103     3,837 1,237,900 SH               X                 02   1,237,900
TEVA PHARMACEUTICAL                  ADR 881624209     5,594   180,000 SH               X                 01     180,000
TNS INC                              COM 872960109     9,479   492,400 SH               X                 02     492,400
TTI TEAM TELECOM LTD
   (restrict)                        COM M88258104     2,382   909,091 SH               X                 02     909,091
VANTAGEMED CORPORATION
   (restrict)                        COM 92208W106       581 1,612,904 SH               X                 02   1,612,904
VERISIGN INC                         COM 92343E102    27,391 1,138,900 SH               X                 01   1,138,900
VITRIA TECHNOLOGY                    COM 92849Q104     3,037 1,129,025 SH               X                 02   1,129,025
WEB.COM IN COMMON                    COM 94732Q100     3,390   809,000 SH               X                 02     809,000
WEBSENSE INC                         COM 947684106     6,625   290,200 SH               X                 01     290,200
WILSON GREATBATCH TECH               COM 972232102       673    25,000 SH         X                               25,000
WIND RIVER SYSTEMS INC               COM 973149107     7,367   718,700 SH               X                 01     718,700
ZARLINK SEMICONDUCTOR INC            COM 989139100     3,296 1,533,200 SH               X                 02   1,533,200
ZORAN                                COM 98975f101     1,166    80,000 SH               X                 02      80,000
ZHONE TECHNOLOGIES INC               COM 98950P108     3,732 2,848,674 SH               X                 02   2,848,674
ACUSPHERE INC CONVERTIBLE
   PREF                              PFD 00511R862     1,454    70,000 SH               X                 02      70,000
ELOYALTY CORP SERIES B CONV          PFD 290151984       421    22,475 SH         X                               22,475
COLUMN TOTAL                                         352,972

                                    FORM 13F

Page 5 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  (SEC USE ONLY)

           COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5             COLUMN 6      COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT DISCRETION
                                                                                       (B)
                                                                                     SHARED-
                                                                                       AS
                                                                                     DEFINED
                                                                                        IN     (C)                VOTING AUTHORITY
                               TITLE OF              VALUE    SHRS OR  SH/ PUT/ (A)   INSTR. SHARED-    OTHER     (A)      (B)   (C)
        NAME OF ISSUER          CLASS      CUSIP   [x$1000]   PRN AMT  PRN CALL SOLE    V      OTHER  MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
S Squared Technology, LLC
   Additions to 13F
ULTIMATE SOFTWARE GROUP       COM        90385D107     1,063    45,700 SH               X                02       45,700
RAINMAKER SYSTEMS             COM        750875106         0        20 SH         X                                   20
COLUMN TOTAL                                           1,063
GRAND TOTAL                                        1,252,172